REMEASUREMENT OF ACQUISITION LIABILITIES	3 Months Ended
Mar. 31, 2012
Remeasurement of Acquisition Liabilities [Abstract]
Remeasurement of Acquisition Liabilities [Text Block]

7. Remeasurement of Acquisition Liabilities

The following table provides a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)

Income	$5,080

Balance at March 31, 2012	$(45,847)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary. As such the assumptions used in estimating the fair value require significant judgment and changes could materially impact the Company’s results of operation in future periods. For the period ended March 31, 2012 the income of $5.1 million represents the remeasurement of the fair value measurement of the warrants as of March 31, 2012 determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$5.13
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

As of March 31, 2012 the fair value of the Note and Deferred Consideration is comparable with the fair value at acquisition date given the short time lag between the acquisition date and period end date.

Net income (loss) before and after remeasurement of acquisition liabilities is as follows:

	Three months ended
(in thousands except per share data)	March 31,	March 31,
	2011	2012

Net income (loss)	$(4,927)	$12

Net income (loss) per share
Basic	$(0.20)	$0.00
Diluted	$(0.20)	$0.00

Number of shares used for computing
Basic	24,646	25,012
Diluted	24,646	25,012

Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	-	(5,080)
Total	-	(5,080)

Net income (loss) before remeasurement of acquisition liabilities	(4,927)	(5,068)

Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$(0.20)	$(0.20)
Diluted	$(0.20)	$(0.20)